Share-Based Compensation (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation	$ 810	$ 1,009	$ 121
Research & development [Member]
Share-based Compensation	607	862	123
General & administrative [Member]
Share-based Compensation	$ 203	$ 147	$ (2)